Debt, Receivables Financing Agreement (Q3) (Details) € in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	May 31, 2016 USD ($)
LIBOR [Member]
Debt Instrument [Line Items]
Outstanding borrowing	$ 1,285.5	$ 1,838.3	€ 615.0	€ 387.0
Receivables Financing Agreement [Member]
Debt Instrument [Line Items]
Increase in aggregate borrowing capacity	50.0
Aggregate borrowing capacity	125.0
Outstanding borrowing	0.0	0.0
Letters of credit outstanding	33.2	21.8
Remaining borrowing capacity	$ 82.1	$ 53.2
Letters of credit interest rate	1.60%	1.60%
Prior notice period for prepayment of borrowings or letters of credit	1 day	1 day
Prior notice period for termination of agreement	15 days	15 days
Receivables Financing Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.60%	1.60%	1.60%	1.60%
Receivables Financing Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.60%	1.60%	1.60%	1.60%
Receivables Financing Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate borrowing					$ 75.0